Consolidated Balance Sheets	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 572,782,081	$ 82,241,921	¥ 751,904,587
Restricted cash			442,560
Short term investments	38,448,624	5,520,579	33,540,301
Accounts receivable, net	20,346,603	2,921,432	26,235,989
Inventories	2,403,818	345,148	6,841,745
Prepaid services fees	31,020,841	4,454,074	29,063,036
Other receivables and prepaid expenses	5,060,239	726,564	6,000,928
Other receivable-related parties			27,589,530
Consideration receivable from sale of equity interests			40,972
Loans receivable			26,160,000
Total current assets	670,062,206	96,209,718	907,819,648
PROPERTY AND EQUIPMENT, NET	24,148,293	3,467,291	24,839,545
OTHER ASSETS
Deferred merger cost			3,839,567
Cost method investments	170,639,684	24,501,003	114,650,000
Prepaid expenses and deposits	1,433,718	205,858	1,519,909
Prepayments	142,527,894	20,464,620	142,527,894
Intangible assets, net	6,716,250	964,341	27,880,937
Operating lease right-of-use assets	1,478,975	212,356	3,255,747
Goodwill	243,334,346	34,938,740	276,978,601
Investment in unconsolidated subsidiary			1,716,849
Total non-current assets	566,130,867	81,286,918	572,369,504
Total assets	1,260,341,366	180,963,927	1,505,028,697
CURRENT LIABILITIES
Accounts payable	25,282,700	3,630,173	27,958,057
Deferred revenues	11,220,282	1,611,045	21,902,430
Other payables and accrued liabilities	22,228,801	3,191,684	13,655,554
Other payables – related party	1,067,903	153,333
Current portion of related party loans	42,421,345	6,090,995	20,000,000
Operating lease liabilities	1,432,595	205,697	1,819,522
Taxes payable	5,429,729	779,618	6,424,746
Total current liabilities	109,083,355	15,662,545	91,760,309
OTHER LIABILITIES
Non-current related party loans			67,136,490
Operating lease liabilities – noncurrent	214,189	30,754	1,413,490
Deferred tax liabilities, net	1,679,063	241,085	5,254,143
Total other liabilities	1,893,252	271,839	73,804,123
Total liabilities	110,976,607	15,934,384	165,564,432
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding as of December 31, 2021 and December 31, 2022	13,095	1,880	13,095
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 153,300,513 shares issued and outstanding as of December 31, 2021 and December 31, 2022	102,127	14,664	102,127
Additional paid-in capital	1,552,410,496	222,900,166	1,454,680,407
Accumulative Deficit	(517,971,017)	(74,371,969)	(164,334,928)
Statutory reserves	24,478,153	3,514,653	28,573,157
Accumulated other comprehensive loss	(7,566,569)	(1,086,433)	(54,970,351)
Total WiMi Hologram Cloud, Inc. shareholders’ equity	1,051,466,285	150,972,961	1,264,063,507
NONCONTROLLING INTERESTS	97,898,474	14,056,582	75,400,758
Total equity	1,149,364,759	165,029,543	1,339,464,265
Total liabilities and shareholders’ equity	¥ 1,260,341,366	$ 180,963,927	¥ 1,505,028,697